UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     July 19, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $146,421 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
Apple Inc.                   	Common	037833100	2412	4130	SH		SOLE		2830		1300
Abbott Labs                  	Common	002824100	2904	45043	SH		SOLE		29262		15781
Barrick Gold Corp            	Common	067901108	2892	76976	SH		SOLE		52901		24075
Accenture                    	Common	G1151C101  	1163	19354	SH		SOLE		12804		6550
Automatic Data Processing    	Common	53015103	2471	44396	SH		SOLE		31226		13170
AMGEN                        	Common	031162100	4015	55073	SH		SOLE		41148		13925
Alerian MLP ETF              	Common	00162Q866  	2369	148258	SH		SOLE		105933		42325
Apache                       	Common	037411105	1239	14100	SH		SOLE		10600		3500
American Express Co.         	Common	025816109	848	14572	SH		SOLE		7374		7198
Vanguard Int Term Bond ETF   	Common	921937819	264	2975	SH		SOLE		2975		0
Blackrock Inc.               	Common	09247X101  	3005	17695	SH		SOLE		12255		5440
Bristol Myers                	Common	110122108	503	14004	SH		SOLE		11104		2900
Berkshire Hathaway Cl B      	Class B	084670207	3284	39405	SH		SOLE		26830		12575
Vanguard Short Term Bond ETF 	Common	921937827	500	6167	SH		SOLE		6167		0
Church & Dwight Co Inc       	Common	171340102	1964	35405	SH		SOLE		23855		11550
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	7	81440	SH		SOLE		81440		0
Colgate Palmolive            	Common	194162103	1370	13160	SH		SOLE		9885		3275
Clorox Company               	Common	189054109	2646	36522	SH		SOLE		26272		10250
Canadian Natl Ry Co          	Common	136375102	1629	19300	SH		SOLE		14975		4325
Canadian Natural Resources   	Common	136385101	1937	72130	SH		SOLE		49400		22730
ConocoPhillips               	Common	20825C104  	259	4634	SH		SOLE		2382		2252
Cisco Systems                	Common	17275R102  	1811	105487	SH		SOLE		75283		30204
Chevron Corp.                	Common	166764100	2125	20140	SH		SOLE		16470		3670
Deere & Co                   	Common	244199105	414	5125	SH		SOLE		4975		150
Walt Disney Co.              	Common	254687106	5234	107920	SH		SOLE		74120		33800
Discovery Communications Inc S	Class S	25470F104  	1129	20900	SH		SOLE		17075		3825
Duke Energy                  	Common	26441C105  	505	21903	SH		SOLE		17175		4728
Emerson Electric             	Common	291011104	331	7110	SH		SOLE		5710		1400
iShares MSCI Canada          	Common	464286509	1125	43555	SH		SOLE		33220		10335
iShares MSCI Singapore       	Common	464286673	791	64225	SH		SOLE		43625		20600
Flowserve Corp               	Common	34354P105  	1886	16435	SH		SOLE		11320		5115
Genl Amern Investors Co      	Common	368802104	403	14760	SH		SOLE		14760		0
General Dynamics Corp.       	Common	369550108	885	13410	SH		SOLE		8550		4860
General Electric             	Common	369604103	3524	169120	SH		SOLE		109289		59831
General Mills Inc            	Common	370334104	500	12985	SH		SOLE		11685		1300
SPDR Gold Shares             	Common	78463V107  	272	1750	SH		SOLE		1750		0
H C P Inc                    	Common	40414L109  	350	7925	SH		SOLE		6375		1550
Hewlett Packard              	Common	428236103	218	10860	SH		SOLE		7160		3700
International Business Machine	Common	459200101	6839	34967	SH		SOLE		24860		10107
INTEL                        	Common	458140100	3838	144030	SH		SOLE		103555		40475
I T T Corporation New        	Common	450911102	455	25830	SH		SOLE		17498		8332
Illinois Tool Works Inc      	Common	452308109	583	11014	SH		SOLE		8534		2480
Johnson & Johnson            	Common	478160104	2523	37341	SH		SOLE		22720		14621
JP Morgan Chase & Co         	Common	46625H100  	1227	34345	SH		SOLE		25995		8350
Coca-Cola                    	Common	191216100	2475	31659	SH		SOLE		23145		8514
Kroger Company               	Common	501044101	397	17100	SH		SOLE		12900		4200
iShrs IBOXX Inv Grade Bond   	Common	464287242	235	2000	SH		SOLE		0		2000
Mastercard                   	Common	57636Q104  	2538	5900	SH		SOLE		4930		970
McDonalds Corp.              	Common	580135101	5321	60108	SH		SOLE		40333		19775
Medtronic Inc                	Common	585055106	1809	46696	SH		SOLE		33096		13600
3M Co.                       	Common	88579Y101  	2748	30669	SH		SOLE		24799		5870
Magellan Midstream Partners LP	Common	559080106	365	5174	SH		SOLE		4352		822
Merck & Co Inc               	Common	589331107	2830	67793	SH		SOLE		47398		20395
Microsoft Corp.              	Common	594918104	2750	89895	SH		SOLE		71885		18010
NextEra Energy               	Common	65339F101  	628	9130	SH		SOLE		7200		1930
Novartis                     	Common	66987V109  	2676	47877	SH		SOLE		35177		12700
Oracle Corp.                 	Common	68389X105  	3554	119648	SH		SOLE		83573		36075
Occidental Petroleum Corp.   	Common	674599105	2230	26002	SH		SOLE		15423		10579
Petroleo Brasileiro Adrf     	Common	71654V408  	216	11525	SH		SOLE		5175		6350
Pub Svc Ent Group Inc        	Common	744573106	358	11000	SH		SOLE		9500		1500
Pfizer Inc.                  	Common	717081103	855	37158	SH		SOLE		25157		12001
Procter & Gamble             	Common	742718109	1990	32483	SH		SOLE		26908		5575
Philip Morris Intl Inc       	Common	718172109	836	9575	SH		SOLE		7525		2050
Praxair                      	Common	74005P104  	2923	26881	SH		SOLE		18266		8615
Royal Dutch                  	Common	780259206	1966	29150	SH		SOLE		22325		6825
Rio Tinto ADR                	Common	767204100	483	10100	SH		SOLE		8350		1750
Ross Stores                  	Common	778296103	5367	85920	SH		SOLE		58370		27550
Republic Services Inc        	Common	760759100	3140	118684	SH		SOLE		86484		32200
iShares Barclays 1-3 Yr Treasu	Common	464287457	991	11750	SH		SOLE		9450		2300
Suncor Energy                	Common	867229106	237	8200	SH		SOLE		4500		3700
Stryker Corp                 	Common	863667101	2576	46750	SH		SOLE		34750		12000
Sysco Corp                   	Common	871829107	353	11850	SH		SOLE		4250		7600
AT&T Corp.                   	Common	00206R102  	1466	41104	SH		SOLE		31889		9215
Teva Pharm Inds Ltd ADR      	Common	881624209	507	12850	SH		SOLE		10100		2750
Ishares Tr Lehman Tips       	Common	464287176	424	3542	SH		SOLE		2034		1508
Thermo Fisher Scientific     	Common	883556102	2149	41405	SH		SOLE		32380		9025
Total SA                     	Common	89151E109	481	10700	SH		SOLE		8075		2625
Thomson Reuters Corp         	Common	884903105	3014	105950	SH		SOLE		74400		31550
United Parcel Service Inc Cl B	Class B	911312106	205	2600	SH		SOLE		2300		300
United Tehnologies Corp      	Common	913017109	265	3510	SH		SOLE		3300		210
Vanguard Corp Bond Etf       	Common	92206C409  	1245	15725	SH		SOLE		9025		6700
Vodafone Group PLC           	Common	92857W209  	1320	46854	SH		SOLE		35517		11337
Wal Mart Stores Inc.         	Common	931142103	395	5667	SH		SOLE		5165		502
Exxon Mobil Corp.            	Common	30231G102  	6122	71547	SH		SOLE		49573		21974
Xylem Inc.                   	Common	98419M100  	1332	52937	SH		SOLE		36337		16600